Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Accounts Receivable [Abstract]
Reversed bad debt expense	$ 268	$ 1,126
Bad dept expenses			$ 440